Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Stock-Based Compensation
Compensation expense related to stock-based awards	$ 0.1
Estimated forfeiture rate (as a percent)		12.00%
RSUs
Stock-Based Compensation
Unrecognized compensation cost related to unvested awards	18.6	18.6
Weighted-average period of recognition		1 year 7 months 6 days
Aggregate fair value of awards		9.9